Condensed Interim Statement of Net and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement [Line Items]
Revenue	$ 0	$ 0	$ 0	$ 0
Expenses:
Amortization	7,291	5,372	13,466	17,114
Consulting fees	451,068	141,076	720,497	371,188
Stock based compensation	740,051	356,348	991,408	723,405
Insurance	116,123	6,900	234,612	15,957
Management salaries and fees	749,880	730,975	1,398,466	1,439,999
Marketing and investor relations	102,487	126,381	208,676	170,998
Office and general	77,136	128,453	194,407	234,627
Professional fees	303,460	178,687	406,845	324,467
Rent	16,515	24,999	28,751	49,793
Research and Development	18,360,674	6,246,275	32,769,286	9,520,349
Travel	80,631	113,610	147,995	185,897
Foreign exchange (gain)/loss	148,689	(417,244)	41,047	(932,397)
Total expenses	21,154,005	7,641,832	37,155,456	12,121,397
Finance Income (cost):
Interest	71,187	54,691	94,218	82,983
Gain (Loss) on change in fair value of warrants	6,609,952	2,210,537	(3,866,673)	5,853,111
Warrant liability issue cost		(508,811)	(1,827,835)	(508,811)
Finance Income (cost)	6,681,139	1,756,417	(5,600,290)	5,427,283
Net and Comprehensive Loss For The Year	$ 14,472,866	$ 5,885,415	$ 42,755,746	$ 6,694,114
Basic and Diluted Loss Per Share	$ 0.46	$ 0.43	$ 1.57	$ 0.50
Weighted Average Number of Common Shares, Basic and Diluted	31,150,237	13,798,229	27,190,063	13,250,357